BETTER 10Q - REGULATORY REQUIREMENTS (Details) - USD ($) $ in Millions	Jul. 24, 2023	Jun. 30, 2023	Dec. 31, 2022
Regulatory Asset [Line Items]
Minimum net worth		$ 1.0	$ 1.0
Minimum liquidity		$ 0.2	$ 0.2
Minimum capital ratio		6.00%	6.00%
Subsequent event
Regulatory Asset [Line Items]
Banking Regulation, Additional Cash Collateral Requirement	$ 5.0